   As filed with the Securities and Exchange Commission on September 28, 1998



                                                      Registration No. 33- 33085
                                                                       811-06032
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                           WASHINGTON, D.C    20549

--------------------------------------------------------------------------------
                                   FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No.___

                      Post-Effective Amendment No. 16                          X
                                                  ----                         -


                                      and

                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940


                              Amendment No.  23                               X
                                            ----                              -


                       PFL ENDEAVOR VA SEPARATE ACCOUNT
                     -------------------------------------
                          (Exact Name of Registrant)

                     PFL ENDEAVOR VARIABLE ANNUITY ACCOUNT
                   -----------------------------------------
                          (Former Name of Registrant)

                          PFL LIFE INSURANCE COMPANY
                          --------------------------
                              (Name of Depositor)

              4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499
              --------------------------------------------------
             (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code

                                (319) 297-8121

                           Frank A. Camp, Esquire
                          PFL Life Insurance Company
                           4333 Edgewood Road, N.E.
                           Cedar Rapids, Iowa 52499
                    (Name and Address of Agent for Service)

                                   Copy to:

                         Frederick R. Bellamy, Esquire
                         Sutherland, Asbill & Brennan L.L.P.
                        1275 Pennsylvania Avenue, N.W.
                         Washington, D.C.  20004-2404

Title of Securities Being Registered:
Flexible Premium Variable Annuity Policies

     It is proposed that this filing will become effective:


     ------- immediately upon filing pursuant to paragraph (b) of Rule 485 on ___________ pursuant to paragraph (b) of Rule 485
     -------

        X       60 days after filing pursuant to paragraph (a) (i) of
     -------    Rule 485


                on _________ pursuant to paragraph (a)(i) of Rule 485
     -------

     -------    75 days after filing pursuant to paragraph (a)(ii)


     -------    on ____________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

       [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             CROSS REFERENCE SHEET
                             Pursuant to Rule 495


                  Showing Location in Part A (Prospectus) and
                 Part B (Statement of Additional Information)
         of Registration Statement of Information Required by Form N-4
         -------------------------------------------------------------

                                 PART A
                                 ------

Item of Form N-4                              Prospectus Caption
----------------                              ------------------
 1.  Cover Page....................    Cover Page

 2.  Definitions...................    Definitions

 3.  Synopsis......................    Summary; Historical Performance
                                       Data

 4.  Condensed Financial Information   Financial Statements

 5.  General
     (a) Depositor.................    PFL Life Insurance Company
     (b) Registrant................    The Mutual Fund Account
     (c) Portfolio Company.........    Underlying Funds
     (d) Fund Prospectus...........    Underlying Funds
     (e) Voting Rights.............    Voting Rights

 6.  Deductions and Expenses
     (a) General...................    Charges and Deductions
     (b) Sales Load %..............    Surrender Charge
     (c) Special Purchase Plan.....    N/A
     (d) Commissions...............    Distributor of the Policies
     (e) Expenses - Registrant.....    N/A
     (f) Fund Expenses.............    Expenses Including Investment
                                       Advisory Fees
     (g) Organizational Expenses...    N/A

 7.  Policies
     (a) Persons with Rights.......    The Policy; Election of Annuity
                                       Option; Determination of Annuity
                                       Payments; Annuity Commencement
                                       Date; Ownership of the Policy
                                       Voting Rights
     (b) (i)   Allocation of Premium
               Payments............    Allocation of Premiums
         (ii)  Transfers...........    Transfers
         (iii) Exchanges...........    N/A
     (c) Changes...................    Addition, Deletion or
                                       Substitution of Investments;
                                       Election of Annuity Option;
                                       Annuity Commencement Date;
                                       Beneficiary; Ownership of the
                                       Policy

     (d) Inquiries.................    Summary

 8.  Annuity Period................    Annuity Options

 9.  Death Benefit.................    Death of Annuitant Prior to
                                       Annuity Commencement Date

10. Purchase and Policy Values
    (a)  Purchases.................    Policy Application and Issuance
                                       of Policies; Premiums
    (b)  Valuation.................    Policy Value; The Mutual Fund
                                       Account Value
    (c)  Daily Calculation.........    The Mutual Fund Account Value
    (d)  Underwriter...............    Distributor of the Policies

11. Redemptions
    (a)  By Owners.................    Surrenders
         By Annuitant..............    N/A
    (b)  Texas ORP.................    Restrictions Under the Texas
                                       Optional Retirement Program
    (c)  Check Delay...............    Payment not Honored by Bank
    (d)  Lapse.....................    N/A
    (e)  Free Look.................    Summary

12. Taxes..........................    Certain Federal Income Tax
                                       Consequences

13. Legal Proceedings..............    Legal Proceedings

14. Table of Contents for the
    Statement of                       Statement of Additional
    Additional Information             Information

                                PART B
                                ------

Item of Form N-4                              Statement of Additional
----------------                                Information Caption
                                                -------------------
15. Cover Page.....................    Cover Page

16  Table of Contents..............    Table of Contents

17. General Information
    and History....................    (Prospectus) PFL Life Insurance
                                       Company

18. Services.......................
    (a)  Fees and Expenses
         of Registrant.............    N/A
    (b)  Management Policies.......    N/A
    (c)  Custodian.................    Custody of Assets
         Independent
         Auditors..................    Independent Auditors
    (d)  Assets of Registrant......    Custody of Assets

    (e)  Affiliated Person.........    N/A
    (f)  Principal Underwriter.....    Distribution of the Policies

19. Purchase of Securities
    Being Offered..................    Distribution of the Policies
    Offering Sales Load............    N/A

20. Underwriters...................    Distribution of the Policies;
                                       (Prospectus) Distributor of the
                                       Policies

21. Calculation of Performance
    Data...........................    Calculation of Yields and Total
                                       Returns; Other Performance Data

22. Annuity Payments...............    (Prospectus) Election of Annuity Option;
                                       (Prospectus) Determination of Annuity
                                       Payments

23. Financial Statements...........    Financial Statements

                        PART C -- OTHER INFORMATION
                        ---------------------------

Item of Form N-4                                Part C Caption
----------------                                --------------
24.  Financial Statements
     and Exhibits..................    Financial Statements and Exhibits
     (a)  Financial Statements.....    Financial Statements
     (b)  Exhibits.................    Exhibits

25.  Directors and Officers of         Directors and Officers of the
     the Depositor                     Depositor

26.  Persons Controlled By or Under    Persons Controlled By or Under
     Common Control with the           Common Control with the
     Depositor or Registrant.......    Depositor or Registrant

27.  Number of Policyowners........    Number of Policyowners

28.  Indemnification...............    Indemnification

29.  Principal Underwriters........    Principal Underwriters

30.  Location of Accounts..........
     and Records...................    Location of Accounts and Records

31.  Management Services...........    Management Services

32.  Undertakings..................    Undertakings

     Signature Page................    Signatures

______________________________

                         THE ENDEAVOR VARIABLE ANNUITY

                                   ISSUED BY

                          PFL LIFE INSURANCE COMPANY

                     Supplement Dated _____________, 1998
                                    To The
                         Prospectus Dated May 1, 1998


     An optional rider for the Family Income Protector benefit has been added to The Endeavor Variable Annuity. The rights and benefits under the Family Income Protector are summarized below; however, the description of the Family Income Protector contained in this prospectus supplement is qualified in its entirety by reference to the Family Income Protector rider itself, a copy of which is available upon request from PFL.

     All capitalized terms used, which are not defined in this supplement, shall have the same meanings as the same terms used in the accompanying prospectus.

     The Family Income Protector may not be available in all states at the date of this supplement. Please contact PFL at (800) 525-6205 for additional information regarding the availability of the Family Income Protector in your state.

                                _______________

FAMILY INCOME PROTECTOR

     You may elect to purchase this benefit, which guarantees the total amount you will have to apply to a Family Income Protector payment option and which guarantees the amounts of those payments once you begin to receive them. The Family Income Protector assures you of a minimum level of income in the future by guaranteeing a Minimum Annuitization Value (discussed below) after 10 years, based on the Policy Value at the date the rider is issued (adjusted for any withdrawals and applicable taxes and charges), increased by a guaranteed annual growth rate. By electing the Family Income Protector, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options.

     You may elect to purchase the Family Income Protector at the time you purchase the Policy or on subsequent Policy Anniversaries. You cannot begin to obtain payments under the Family Income Protector until the tenth Policy Anniversary after it is added to your Policy.

     THE FAMILY INCOME PROTECTOR DOES NOT ESTABLISH OR GUARANTEE POLICY VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by application of the Policy Value at otherwise applicable annuity factors. Therefore, the Family Income Protector should be regarded as a safety net. As described herein under "MIMIMUM ANNUITIZATION VALUE," withdrawals will reduce the Minimum Annuitization Value, and may reduce the Minimum Annuitization Value on a basis greater than dollar-for-dollar.

                 THIS PROSPECTUS SUPPLEMENT MUST BE ACCOMPANIED
                             BY THE PROSPECTUS FOR
                THE ENDEAVOR VARIABLE ANNUITY DATED MAY 1, 1998

     Illustrated below are the Family Income Protector guaranteed minimum monthly payment amounts per $100,000 of initial payment, for a male annuitant and a female joint annuitant, both age 60 (at the date the rider is issued), on rider anniversaries as indicated below, assuming no subsequent payments, withdrawals or premium taxes and assuming there was no upgrade of the Minimum Annuitization Value. PFL will, upon request, provide illustrations of the Family Income Protector guaranteed minimum payment for an annuitant based on other assumptions.


                                                                                                Joint & Survivor Life
Rider Anniversary at           Life Annuity with no Period    Life Annuity with no Period      Annuity with no Period
 Election Date                       Certain (Male)                Certain (Female)                    Certain
-------------------------------------------------------------------------------------------------------------------------
       10                                $1135                          $ 976                          $ 854
-------------------------------------------------------------------------------------------------------------------------
       15                                 1833                           1562                           1332
-------------------------------------------------------------------------------------------------------------------------
       20                                 3049                           2597                           2145
-------------------------------------------------------------------------------------------------------------------------

                                                                                                Joint & Survivor Life
Rider Anniversary at            Life Annuity with 10 Year      Life Annuity with 10 Year     Annuity with 10 Year Period
 Election Date                    Period Certain (Male)         Period Certain (Female)                Certain
-------------------------------------------------------------------------------------------------------------------------
       10                                $1067                          $ 949                          $ 852
-------------------------------------------------------------------------------------------------------------------------
       15                                 1634                           1469                           1318
-------------------------------------------------------------------------------------------------------------------------
       20                                 2479                           2286                           2078
-------------------------------------------------------------------------------------------------------------------------


     Because the annuity payment options provided for in the Policy are based on the Policy Value at the time you start receiving annuity payments, the amount of those annuity payments may exceed the payments provided by the Family Income Protector. Accordingly, you may elect to receive annuity payments from either the Policy using the Policy Value or the Family Income Protector using the Minimum Annuitization Value.

     MIMIMUM ANNUITIZATION VALUE. On the rider date, the Minimum Annuitization Value is the Policy Value. Thereafter, the Minimum Annuitization Value will be the Policy Value on the date the rider is issued, plus any additional payments, minus an adjustment for any withdrawals made after the date the rider is issued, accumulated at the annual growth rate written on page one of the Family Income Protector rider minus any premium taxes. The annual growth rate is currently 6% per year; PFL may, at its discretion, change the rate in the future, but the rate will never be less than 3% per year, and once the Family Income Protector rider is added to your Policy, the annual growth rate will not vary during the life of that Family Income Protector rider.

     Withdrawals will affect the Minimum Annuitization Value as follows: Each Policy Year, withdrawals up to the limit of the total free amount (the Minimum Annuitization Value on the last Policy Anniversary multiplied by the annual growth rate) reduce the Minimum Annuitization Value on a dollar-for-dollar basis. Withdrawals over this free amount will reduce the Minimum Annuitization Value on a pro rata basis by an amount equal to the Minimum Annuitization Value immediately prior to the excess withdrawal multiplied by the percentage reduction in the Policy Value resulting from the excess withdrawal. The free amount will always be a relatively small fraction of the Minimum Annuitization Value.

     The Minimum Annuitization Value may only be used to annuitize using the Family Income Protector payment options (discussed below) and may not be used with any of the annuitization options shown in the Policy.

     The Minimum Annuitization Value is used solely for purposes of calculating the Family Income Protector payment and does not establish or guarantee a Policy Value or guarantee performance of any investment option.


     MINIMUM ANNUITIZATION VALUE UPGRADE. Within 30 days after a Policy Anniversary, you may elect to upgrade the Minimum Annuitization Value to the Policy Value on that anniversary if the Policy Value is greater than the Minimum Annuitization Value. The last date to elect to upgrade the Minimum Annuitization Value is the Policy Anniversary immediately before your 85th birthday. The laws of some states may require an earlier date. For your convenience, the last date to upgrade will be set forth on page one of the Family Income Protector rider.

     Upon upgrading, the current Family Income Protector rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees. The benefits and fees under the new rider may differ from your benefits and fees prior to upgrading (the benefits and fees that may change include the annual growth rate, the Family Income Protector rider fee, the fee waiver threshold, the stabilized payment fee, and the waiting period before the Famiy Income Protector can be exercised).

     CONDITIONS OF EXERCISE OF THE FAMILY INCOME PROTECTOR. The Family Income Protector may only be exercised within the 30 days immediately following the tenth or later Policy Anniversary after the Family Income Protector is elected or, in the case of an upgrade of the Minimum Annuitization Value, the tenth or later Policy Anniversary following the upgrade; PFL may, at its discretion, change the waiting period before the Famiy Income Protector can be exercised in the future, but once the Family Income Protector rider is added to your Policy, the waiting period will not vary during the life of that Family Income Protector rider. For your convenience, the first date to exercise the Family Income Protector will be set forth on page one of the Family Income Protector rider. The Family Income Protector may not, however, be exercised after the Policy Anniversary after your 94th birthday. The laws of some states may require an earlier date. For your convenience, the last date to exercise the Family Income Protector will be set forth on page one of the Family Income Protector rider.

     If you annuitize your Policy at any time other than indicated above, the Family Income Protector cannot be exercised and, accordingly, the Family Income Protector will provide no benefits. For example, if you annuitized your Policy twelve and one-half years after you purchased the Policy and Family Income Protector rider, you would not be able to exercise the Family Income Protector and use the Minimum Annuitization Value or receive guaranteed minimum stabilized payments.

     FAMILY INCOME PROTECTOR PAYMENT OPTIONS. The amount of the first payment provided by the Family Income Protector will be determined by multiplying each $1,000 of Minimum Annuitization Value to the applicable annuity factor shown on
Schedule I of the Family Income Protector rider. The applicable annuity factor depends upon the Annuitant's (and Joint Annuitant's, if any) sex (or without regard to gender if required by law), age, and the Family Income Protector payment option selected and is based on a guaranteed interest rate of 3% and the "1983 Table a" mortality table improved to the year 2000 with projection Scale
G. Subsequent payments will be calculated as described in the Family Income Protector rider using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.

     The Minimum Annuitization Value and applicable annuity factor may be applied to the following Family Income Protector payment options:

     Life Income -- An election may be made for "No Period Certain" or "10 Years Certain". In the event of the death of the Annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

     Joint and Full Survivor -- An election may be made for "No Period Certain" or "10 Years Certain". Payments will be made as long as either the Annuitant or Joint Annuitant is living. In the event of the death of both the Annuitant and Joint Annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

The Family Income Protector cannot be used with any other payment options.

     GUARANTEED MINIMUM STABILIZED PAYMENTS. Annuity payments under the Family Income Protector are guaranteed to never be less than the initial payment. The payments will also be "stabilized" or held constant during each Policy Year.

     During the first Policy Year following annuitization using the Family Income Protector, each stabilized payment will equal the initial payment. On each Policy Anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the subaccounts selected, and then be held constant at that amount for that Policy Year. The stabilized payment on each Policy Anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected subaccounts. The supportable payment is equal to the number of variable annuity units in the selected subaccounts multiplied by the variable annuity unit values in those subaccounts on the date the payment is made. The variable annuity unit values used to calculate the supportable payment will assume a 5% assumed investment return. If the supportable payment at any payment date during a Policy Year is greater than the stabilized payment for that Policy Year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a Policy Year is less than the stabilized payment for that Policy Year, there will be a reduction in the number of annuity units credited to the Policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your Policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis.

     PFL bears the risk that it will need to make payments if all annuity units have been used in an attempt to maintain the stabilized payment at the initial payment level. In such an event, PFL will make all future payments equal to the initial payment. Once all the annuity units have been used, the amount of your payment will not increase or decrease and will not depend upon the performance of any subaccounts. To compensate PFL for this risk, a stabilized payment fee will be deducted (discussed below).

                            ANNUITY POLICY FEE TABLE

POLICY OWNER TRANSACTION EXPENSES                                      SEPARATE ACCOUNT ANNUAL EXPENSES
                                                                      (AS A PERCENTAGE OF ACCOUNT VALUE)
Sales Load On Purchase Payments  .......                   0      Mortality and Expense Risk Fee/(4)/  ......   1.25%
Maximum Surrender Charge                                          Administrative Charge  ....................   0.15%
      (as a % of Premium                                          Distribution Financing Charge..............   0.15%
      Payment Surrendered)/(1)(2) /.....                   7%     TOTAL SEPARATE ACCOUNT
Surrender Fees..........................                   0      ANNUAL EXPENSES............................   1.55%
Annual Service Charge/(1)/..............      $35 Per Policy
Transfer Fee/(1)/.......................    Currently No Fee
Family Income Protector (optional)/(3)/
      Rider Fee.........................                0.30%
      Stabilized Payment Fee............                1.25%





________________
/(1)/ The Surrender Charge and Transfer Fee, if any is imposed, applies to each Policy, regardless of how the Policy Value is allocated among the Mutual Fund Account, the Target Account and the Fixed Account. The Service Charge is $35 per year, but not greater than 2% of the Policy Value. The Service Charge applies to the Fixed Account, the Mutual Fund Account, and the Target Account and is assessed on a pro rata basis relative to each Account's Policy Value as a percentage of the Policy's total Policy Value. The Service Charge is deducted on each Policy Anniversary and at the time of surrender, if surrender occurs during a Policy Year. (See "CHARGES AND DEDUCTIONS--Administrative Charges" p. 45.) There is no fee for the first 12 transfers per year. For additional transfers PFL may charge a fee of $10 per transfer but currently does not charge for any transfers.

/(2)/ The Surrender Charge is decreased based on the number of years since the premium payment date in which the withdrawal is made. The charge is a percentage of the Premium Payment: 7%, 7%, 6%, 6%, 5%, 4% and 2%; for years one through seven, respectively, after the Premium Payment was made. If applicable a Surrender Charge will only be applied to withdrawals that exceed the amount available under certain listed exceptions. (See "CHARGES AND DEDUCTIONS--Surrender Charge," p. 44, and "DISTRIBUTIONS UNDER THE POLICY-- Surrenders," p. 35.)

/(3)/ The annual Family Income Protector Rider Fee is currently equal to 0.30% of the Minimum Annuitization Value on the previous Policy Anniversary; PFL may at its discretion change the rate in the future, but the rate will never be greater than 0.50% per year. The Stabilized Payment Fee is only charged if you annuitize under the Family Income Protector rider, and then only after annuitization. This fee is reflected in the amount of the variable payments. The Stabilized Payment Fee is currently 1.25%; PFL may at its discretion change the rate in the future, but the rate will never be greater than 2.25% per year. Once the Family Income Protector rider is added to your Policy, neither the Rider Fee nor the Stabilized Payment Fee that is in effect at that time will change during the life of that Family Income Protector rider.

/(4)/ The Mortality and Expense Risk Fees shown (1.25%) are for the 5% Annually
      Compounding Death Benefit and the Double Enhanced Death Benefit. The corresponding fee for the Return of Premium Death Benefit is 1.10% for each Subaccount. (See "DISTRIBUTIONS UNDER THE POLICY--Death Benefit," p. 41.)


The Portfolio Annual Expense section, and the footnotes thereto, of the May 1, 1998 prospectus and the June 1, 1998 prospectus supplement remain applicable.

EXAMPLES

You would pay the following expenses on a $1,000 investment, assuming the optional Family Income Protector, a hypothetical 5% annual return on assets, and assuming the entire Policy Value is in the applicable Subaccount:

A = 5% Annually Compounding Death Benefit     B = Return of Premium Death Benefit
       or the Double Enhanced Death Benefit

=============================================================================================================================
                                                                                           IF THE POLICY IS ANNUITIZED AT
                                                      IF THE POLICY IS SURRENDERED     THE END OF THE APPLICABLE TIME PERIOD
                                                      AT THE END OF THE APPLICABLE      OR IF THE POLICY IS NOT SURRENDERED
                                                              TIME PERIOD.                         OR ANNUITIZED.
                                              ---------------------------------------  --------------------------------------
                                                      1        3        5        10        1         3         5         10
                                                     YEAR    YEARS    YEARS     YEARS     YEAR     YEARS     YEARS      YEARS
-----------------------------------------------------------------------------------------------------------------------------
Endeavor Money Market Portfolio                 A      95      132      179       285        25        79       135       285
                                              -------------------------------------------------------------------------------
                                                B      94      128      172       270        24        74       127       270
-----------------------------------------------------------------------------------------------------------------------------
Endeavor Asset Allocation Portfolio             A      98      139      191       309        28        86       147       309
                                              -------------------------------------------------------------------------------
                                                B      96      135      184       294        26        81       139       294
-----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Portfolio     A     100      146      203       332        30        93       158       332
                                              -------------------------------------------------------------------------------
                                                B      99      142      195       317        29        88       151       317
-----------------------------------------------------------------------------------------------------------------------------
Endeavor Value Equity Portfolio                 A      98      141      194       314        28        87       149       314
                                              -------------------------------------------------------------------------------
                                                B      97      136      186       299        27        83       142       299
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Value Portfolio               A      99      141      195       316        29        88       150       316
                                              -------------------------------------------------------------------------------
                                                B      97      137      187       301        27        83       143       301
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus U.S. Government Securities Portfolio    A      97      138      189       305        27        85       145       305
                                              -------------------------------------------------------------------------------
                                                B      96      134      182       290        26        80       137       290
-----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio           A      99      142      196       319        29        89       152       319
                                              -------------------------------------------------------------------------------
                                                B      97      138      189       304        27        84       144       304
-----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Growth Stock Portfolio            A      99      143      197       321        29        89       153       321
                                              -------------------------------------------------------------------------------
                                                B      98      138      190       306        28        85       145       306
-----------------------------------------------------------------------------------------------------------------------------
Endeavor Opportunity Value Portfolio            A     101      149      207       339        31        95       162       339
                                              -------------------------------------------------------------------------------
                                                B      99      144      199       325        29        91       155       325
-----------------------------------------------------------------------------------------------------------------------------
Endeavor Enhanced Index Portfolio               A     102      153      214       354        32        99       169       354
                                              -------------------------------------------------------------------------------
                                                B     101      149      207       339        31        95       162       339
-----------------------------------------------------------------------------------------------------------------------------
Endeavor Select 50 Portfolio                    A     104      159      224       372        34       105       179       372
                                              -------------------------------------------------------------------------------
                                                B     103      155      216       358        33       101       172       358
-----------------------------------------------------------------------------------------------------------------------------
Endeavor High Yield Portfolio                   A     102      153      214       354        32        99       169       354
                                              -------------------------------------------------------------------------------
                                                B     101      149      207       339        31        95       162       339
-----------------------------------------------------------------------------------------------------------------------------
WRL Growth Portfolio                            A      98      140      193       312        28        87       148       312
                                              -------------------------------------------------------------------------------
                                                B      97      136      185       297        27        82       141       297
-----------------------------------------------------------------------------------------------------------------------------
The Dow Target 10 Subaccount                    A     102      153      214       354        32        99       169       354
                                              -------------------------------------------------------------------------------
                                                B     101      149      207       339        31        95       162       339
-----------------------------------------------------------------------------------------------------------------------------
The Dow Target 5 Subaccount                     A     102      153      214       354        32        99       169       354
                                              -------------------------------------------------------------------------------
                                                B     101      149      207       339        31        95       162       339
=============================================================================================================================

  The above table is intended to assist the Owner in understanding the costs and expenses that will be borne, directly or indirectly. These include the 1997 expenses of the Underlying Funds, except amounts shown for the Endeavor Select 50 Portfolio, the Endeavor High Yield Portfolio, The Dow Target 10 and The Dow Target 5 are estimates for 1998. (See "CHARGES AND DEDUCTIONS," p. 44, and the Underlying Funds' prospectuses.) In addition to the expenses listed above, premium taxes may be applicable.

  THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS PURELY HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. The figures and data for underlying fund annual expenses have been provided by the underlying funds and while PFL does not dispute these figures, PFL has not independently verified their accuracy.

  In these examples, the $35 Annual Service Charge is reflected as a charge of 0.0436% based on an estimated average Policy Value of $80,328. Normally, the $35 Service Charge would be waived if the Premium Payment(s) less partial withdrawals, or the Policy Value is at least $50,000. However, it was included in these examples for illustrative purposes.

     FAMILY INCOME PROTECTOR RIDER FEE. The risk assumed by PFL associated with the Family Income Protector prior to annuitization is that the annuity benefits payable under the Family Income Protector are greater than the annuity benefits that would have been payable had the Owner selected another annuity benefit permitted by the Policy. To compensate PFL for this risk, PFL charges an annual Family Income Protector rider fee. Prior to annuitization, the Family Income Protector rider fee is deducted from the Policy Value on each Policy Anniversary and upon the termination of the Family Income Protector. The amount of the Family Income Protector rider fee is equal to the rider fee percentage multiplied by the Minimum Annuitization Value on the previous Policy Anniversary. The rider fee percentage currently is 0.30%; PFL may, at its discretion, change this rider fee percentage in the future but it will never be greater than 0.50%, and once the Family Income Protector rider is added to your Policy, the rider fee percentage will not vary during the life of that Family Income Protector rider. The Family Income Protector rider fee is deducted from each investment option in proportion to the amount of Policy Value in each subaccount.

     The Family Income Protector rider fee for any given Policy Anniversary will be waived if the Policy Value on that Policy Anniversary exceeds the fee waiver threshold multiplied by the Minimum Annuitization Value. The fee waiver threshold is currently one and one-half times the Minimum Annuitization Value; PFL may, at its discretion, change the fee waiver threshold in the future, but it will never be greater than two and one-half times the Minimum Annuitization Value, and once the Family Income Protector rider is added to your Policy, the fee waiver threshold will not vary during the life of that Family Income Protector rider. The Family Income Protector rider fee will not be deducted after annuitization.

     STABILIZED PAYMENT FEE. Upon annuitization under the Family Income Protector, a "stabilized payment" fee will be imposed to reflect PFL's additional risk from the guaranteed minimum stabilized payments. PFL bears substantial market risk in connection with the guaranteed minimum stabilized payments since PFL guarantees that the annuity payments will never be less than the initial payment regardless of the investment performance of the subaccounts you select. This market risk is in addition to the mortality and expense risk already borne by PFL. The stabilized payment fee is currently 1.25%; PFL may, at its discretion, change this stabilized payment fee in the future but it will never be greater than 2.25%, and once the Family Income Protector rider is added to your Policy, the stabilized payment fee will not vary during the life of that Family Income Protector rider. The stabilized payment fee is included in the "Mortality and Expense Risk Fee and Administration Charge after the Election Date" percentage set forth on page one of the Family Income Protector rider.

  TERMINATION. The Family Income Protector is irrevocable. You have the option not to use the Family Income Protector but there will be no refund of any fees paid for the Family Income Protector. The Family Income Protector will terminate upon the earliest of annuitization using either the Minimum Annuitization Value or Policy Value, upgrade of Minimum Annuitization Value to Policy Value, termination of the Policy, or 30 days after the Policy Anniversary after your 94th birthday (or earlier if the laws of your state require an earlier date). However, after an upgrade, a new Family Income Protector rider takes effect, and if annuity payments are begun using the Family Income Protector, then the benefits of guaranteed minimum stabilized payments (and the stabilized payment fee) remain in effect for the life of the Policy.

                       THE ENDEAVOR ML VARIABLE ANNUITY

                                   ISSUED BY

                          PFL LIFE INSURANCE COMPANY

                     Supplement Dated _____________, 1998
                                    To The
                         Prospectus Dated May 1, 1998


     An optional rider for the Family Income Protector benefit has been added to The Endeavor ML Variable Annuity. The rights and benefits under the Family Income Protector are summarized below; however, the description of the Family Income Protector contained in this prospectus supplement is qualified in its entirety by reference to the Family Income Protector rider itself, a copy of which is available upon request from PFL.

     All capitalized terms used, which are not defined in this supplement, shall have the same meanings as the same terms used in the accompanying prospectus.

     The Family Income Protector may not be available in all states at the date of this supplement. Please contact PFL at (800) 525-6205 for additional information regarding the availability of the Family Income Protector in your state.

                                _______________

FAMILY INCOME PROTECTOR

     You may elect to purchase this benefit, which guarantees the total amount you will have to apply to a Family Income Protector payment option and which guarantees the amounts of those payments once you begin to receive them. The Family Income Protector assures you of a minimum level of income in the future by guaranteeing a Minimum Annuitization Value (discussed below) after 10 years, based on the Policy Value at the date the rider is issued (adjusted for any withdrawals and applicable taxes and charges), increased by a guaranteed annual growth rate. By electing the Family Income Protector, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options.

     You may elect to purchase the Family Income Protector at the time you purchase the Policy or on subsequent Policy Anniversaries. You cannot begin to obtain payments under the Family Income Protector until the tenth Policy Anniversary after it is added to your Policy.

     THE FAMILY INCOME PROTECTOR DOES NOT ESTABLISH OR GUARANTEE POLICY VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by application of the Policy Value at otherwise applicable annuity factors. Therefore, the Family Income Protector should be regarded as a safety net. As described herein under "MIMIMUM ANNUITIZATION VALUE," withdrawals will reduce the Minimum Annuitization Value, and may reduce the Minimum Annuitization Value on a basis greater than dollar-for-dollar.

                THIS PROSPECTUS SUPPLEMENT MUST BE ACCOMPANIED
                             BY THE PROSPECTUS FOR
              THE ENDEAVOR ML VARIABLE ANNUITY DATED MAY 1, 1998

     Illustrated below are the Family Income Protector guaranteed minimum monthly payment amounts per $100,000 of initial payment, for a male annuitant and a female joint annuitant, both age 60 (at the date the rider is issued), on rider anniversaries as indicated below, assuming no subsequent payments, withdrawals or premium taxes and assuming there was no upgrade of the Minimum Annuitization Value. PFL will, upon request, provide illustrations of the Family Income Protector guaranteed minimum payment for an annuitant based on other assumptions.


Rider Anniversary at           Life Annuity with no Period    Life Annuity with no Period       Joint & Survivor Life
 Election Date                       Certain (Male)                Certain (Female)            Annuity with no Period
                                                                                                       Certain
-------------------------------------------------------------------------------------------------------------------------
             10                                       $1135                          $ 976                          $ 854
-------------------------------------------------------------------------------------------------------------------------
             15                                        1833                           1562                           1332
-------------------------------------------------------------------------------------------------------------------------
             20                                        3049                           2597                           2145
-------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------
                                                                                                Joint & Survivor Life
Rider Anniversary at            Life Annuity with 10 Year      Life Annuity with 10 Year     Annuity with 10 Year Period
 Election Date                    Period Certain (Male)         Period Certain (Female)                Certain
-------------------------------------------------------------------------------------------------------------------------
      10                                    $1067                         $ 949                         $ 852
-------------------------------------------------------------------------------------------------------------------------
      15                                     1634                          1469                          1318
-------------------------------------------------------------------------------------------------------------------------
      20                                     2479                          2286                          2078
-------------------------------------------------------------------------------------------------------------------------


     Because the annuity payment options provided for in the Policy are based on the Policy Value at the time you start receiving annuity payments, the amount of those annuity payments may exceed the payments provided by the Family Income Protector. Accordingly, you may elect to receive annuity payments from either the Policy using the Policy Value or the Family Income Protector using the Minimum Annuitization Value.

     MIMIMUM ANNUITIZATION VALUE. On the rider date, the Minimum Annuitization Value is the Policy Value. Thereafter, the Minimum Annuitization Value will be the Policy Value on the date the rider is issued, plus any additional payments, minus an adjustment for any withdrawals made after the date the rider is issued, accumulated at the annual growth rate written on page one of the Family Income Protector rider minus any premium taxes. The annual growth rate is currently 6% per year; PFL may, at its discretion, change the rate in the future, but the rate will never be less than 3% per year, and once the Family Income Protector rider is added to your Policy, the annual growth rate will not vary during the life of that Family Income Protector rider.

     Withdrawals will affect the Minimum Annuitization Value as follows: Each Policy Year, withdrawals up to the limit of the total free amount (the Minimum Annuitization Value on the last Policy Anniversary multiplied by the annual growth rate) reduce the Minimum Annuitization Value on a dollar-for-dollar basis. Withdrawals over this free amount will reduce the Minimum Annuitization Value on a pro rata basis by an amount equal to the Minimum Annuitization Value immediately prior to the excess withdrawal multiplied by the percentage reduction in the Policy Value resulting from the excess withdrawal. The free amount will always be a relatively small fraction of the Minimum Annuitization Value.

     The Minimum Annuitization Value may only be used to annuitize using the Family Income Protector payment options (discussed below) and may not be used with any of the annuitization options shown in the Policy.

     The Minimum Annuitization Value is used solely for purposes of calculating the Family Income Protector payment and does not establish or guarantee a Policy Value or guarantee performance of any investment option.

     MINIMUM ANNUITIZATION VALUE UPGRADE. Within 30 days after a Policy Anniversary, you may elect to upgrade the Minimum Annuitization Value to the Policy Value on that anniversary if the Policy Value is greater than the Minimum Annuitization Value. The last date to elect to upgrade the Minimum Annuitization Value is the Policy Anniversary immediately before your 85th birthday. The laws of some states may require an earlier date. For your convenience, the last date to upgrade will be set forth on page one of the Family Income Protector rider.

     Upon upgrading, the current Family Income Protector rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees. The benefits and fees under the new rider may differ from your benefits and fees prior to upgrading (the benefits and fees that may change include the annual growth rate, the Family Income Protector rider fee, the fee waiver threshold, the stabilized payment fee, and the waiting period before the Famiy Income Protector can be exercised).

     CONDITIONS OF EXERCISE OF THE FAMILY INCOME PROTECTOR. The Family Income Protector may only be exercised within the 30 days immediately following the tenth or later Policy Anniversary after the Family Income Protector is elected or, in the case of an upgrade of the Minimum Annuitization Value, the tenth or later Policy Anniversary following the upgrade; PFL may, at its discretion, change the waiting period before the Famiy Income Protector can be exercised in the future, but once the Family Income Protector rider is added to your Policy, the waiting period will not vary during the life of that Family Income Protector rider. For your convenience, the first date to exercise the Family Income Protector will be set forth on page one of the Family Income Protector rider. The Family Income Protector may not, however, be exercised after the Policy Anniversary after your 94th birthday. The laws of some states may require an earlier date. For your convenience, the last date to exercise the Family Income Protector will be set forth on page one of the Family Income Protector rider.

     If you annuitize your Policy at any time other than indicated above, the Family Income Protector cannot be exercised and, accordingly, the Family Income Protector will provide no benefits. For example, if you annuitized your Policy twelve and one-half years after you purchased the Policy and Family Income Protector rider, you would not be able to exercise the Family Income Protector and use the Minimum Annuitization Value or receive guaranteed minimum stabilized payments.

     FAMILY INCOME PROTECTOR PAYMENT OPTIONS. The amount of the first payment provided by the Family Income Protector will be determined by multiplying each $1,000 of Minimum Annuitization Value to the applicable annuity factor shown on
Schedule I of the Family Income Protector rider. The applicable annuity factor depends upon the Annuitant's (and Joint Annuitant's, if any) sex (or without regard to gender if required by law), age, and the Family Income Protector payment option selected and is based on a guaranteed interest rate of 3% and the "1983 Table a" mortality table improved to the year 2000 with projection Scale
G. Subsequent payments will be calculated as described in the Family Income Protector rider using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.

     The Minimum Annuitization Value and applicable annuity factor may be applied to the following Family Income Protector payment options:

     Life Income -- An election may be made for "No Period Certain" or "10 Years Certain". In the event of the death of the Annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

     Joint and Full Survivor -- An election may be made for "No Period Certain" or "10 Years Certain". Payments will be made as long as either the Annuitant or Joint Annuitant is living. In the event of the death of both the Annuitant and Joint Annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

The Family Income Protector cannot be used with any other payment options.

     GUARANTEED MINIMUM STABILIZED PAYMENTS. Annuity payments under the Family Income Protector are guaranteed to never be less than the initial payment. The payments will also be "stabilized" or held constant during each Policy Year.

     During the first Policy Year following annuitization using the Family Income Protector, each stabilized payment will equal the initial payment. On each Policy Anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the subaccounts selected, and then be held constant at that amount for that Policy Year. The stabilized payment on each Policy Anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected subaccounts. The supportable payment is equal to the number of variable annuity units in the selected subaccounts multiplied by the variable annuity unit values in those subaccounts on the date the payment is made. The variable annuity unit values used to calculate the supportable payment will assume a 5% assumed investment return. If the supportable payment at any payment date during a Policy Year is greater than the stabilized payment for that Policy Year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a Policy Year is less than the stabilized payment for that Policy Year, there will be a reduction in the number of annuity units credited to the Policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your Policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis.

     PFL bears the risk that it will need to make payments if all annuity units have been used in an attempt to maintain the stabilized payment at the initial payment level. In such an event, PFL will make all future payments equal to the initial payment. Once all the annuity units have been used, the amount of your payment will not increase or decrease and will not depend upon the performance of any subaccounts. To compensate PFL for this risk, a stabilized payment fee will be deducted (discussed below).

                            ANNUITY POLICY FEE TABLE

                                                                       SEPARATE ACCOUNT ANNUAL EXPENSES
POLICY OWNER TRANSACTION EXPENSES                                     (AS A PERCENTAGE OF ACCOUNT VALUE)

Sales Load On Purchase Payments.........                      0   Mortality and Expense Risk Fee/(4)/  .             1.25%
Maximum Surrender Charge                                          Administrative Charge  ....................        0.15%
      (as a % of Premium
      Payment Surrendered)/(1)(2)/......                      7%
                                                                  Distribution Financing Charge..............        0.15%

                                                                  TOTAL SEPARATE ACCOUNT
                                                                  ANNUAL EXPENSES............................        1.55%
Surrender Fees..........................                      0
Annual Service Charge/(1)/..............         $35 Per Policy
Transfer Fee/(1)/.......................       Currently No Fee
Family Income Protector (optional)/(3)/
      Rider Fee.........................                   0.30%
      Stabilized Payment Fee............                   1.25%



/(1)/The Surrender Charge and Transfer Fee, if any is imposed, apply to each Policy, regardless of how the Policy Value is allocated among the Mutual Fund Account, the Target Account and the Fixed Account. The Service Charge is $35 per year, but not greater than 2% of the Policy Value. The Service Charge applies to the Fixed Account, the Mutual Fund Account, and the Target Account and is assessed on a prorata basis relative to each Account's Policy Value as a percentage of the Policy's total Policy Value. The Service Charge is deducted on each Policy Anniversary and at the time of surrender, if surrender occurs during a Policy Year. (See "CHARGES AND DEDUCTIONS--Administrative Charges," p. 47.) There is no fee for the first 12 transfers per year. For additional transfers PFL may charge a fee of $10 per transfer but currently does not charge for any transfers.

/(2)/The Surrender Charge is decreased based on the number of years since the premium payment date in which the withdrawal is made. The charge is a percentage of the Premium Payment: 7%, 7%, 6%, 6%, 5%, 4% and 2%; for years one through seven, respectively, after the Premium Payment was made. If applicable, a Surrender Charge will only be applied to withdrawals that exceed the amount available under certain listed exceptions. (See "CHARGES AND DEDUCTIONS--Surrender Charge," p. 46, and "DISTRIBUTIONS UNDER THE POLICIES--Surrenders," p. 36.)

/(3)/The annual Family Income Protector Rider Fee is currently equal to 0.30% of the Minimum Annuitization Value on the previous Policy Anniversary; PFL may at its discretion change the rate in the future, but the rate will never be greater than 0.50% per year. The Stabilized Payment Fee is only charged if you annuitize under the Family Income Protector rider, and then only after annuitization. This fee is reflected in the amount of the variable payments. The Stabilized Payment Fee is currently 1.25%; PFL may at its discretion change the rate in the future, but the rate will never be greater than 2.25% per year. Once the Family Income Protector rider is added to your Policy, neither the Rider Fee nor the Stabilized Payment Fee that is in effect at that time will change during the life of that Family Income Protector rider.

/(4)/The Mortality and Expense Risk Fees shown (1.25%) are for the 5% Annually
     Compounding Death Benefit and the Double Enhanced Death Benefit. The corresponding fee for the Return of Premium Death Benefit is 1.10% for each Subaccount. (See "DISTRIBUTIONS UNDER THE POLICY--Death Benefit," p. 43.)

The Portfolio Annual Expense section, and the footnotes thereto, of the May 1, 1998 prospectus and the June 1, 1998 prospectus supplement remain applicable.

EXAMPLES

You would pay the following expenses on a $1,000 investment, assuming the optional Family Income Protector, a hypothetical 5% annual return on assets, and assuming the entire Policy Value is in the applicable Subaccount:

A = 5% Annually Compounding Death Benefit
       or the Double Enhanced Death Benefit                                     B = Return of Premium Death Benefit

 =================================================================================================================================
                                                                                           IF THE POLICY IS ANNUITIZED AT
                                                      IF THE POLICY IS SURRENDERED     THE END OF THE APPLICABLE TIME PERIOD
                                                      AT THE END OF THE APPLICABLE      OR IF THE POLICY IS NOT SURRENDERED
                                                              TIME PERIOD.                         OR ANNUITIZED.


                                                   1 YEAR  3 YEARS  5 YEARS  10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus Fund           A       96      134      182       290        26        80       137       290
                                              -------------------------------------------------------------------------------
                                               B       94      129      174       275        24        76       130       275
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Developing Capital Markets       A      102      152      212       349        32        98       167       349
   Focus Fund                                 -------------------------------------------------------------------------------
                                               B      100      147      204       335        30        94       160       335
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch High Current Income Fund         A       95      130      176       279        25        77       132       279
                                              -------------------------------------------------------------------------------
                                               B       93      126      169       264        23        72       124       264
-----------------------------------------------------------------------------------------------------------------------------
Endeavor Money Market Portfolio                A       95      132      179       285        25        79       135       285
                                              -------------------------------------------------------------------------------
                                               B       94      128      172       270        24        74       127       270
-----------------------------------------------------------------------------------------------------------------------------
Endeavor Asset Allocation Portfolio            A       98      139      191       309        28        86       147       309
                                              -------------------------------------------------------------------------------
                                               B       96      135      184       294        26        81       139       294
-----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Portfolio    A      100      146      203       332        30        93       158       332
                                              -------------------------------------------------------------------------------
                                               B       99      142      195       317        29        88       151       317
-----------------------------------------------------------------------------------------------------------------------------
Endeavor Value Equity Portfolio                A       98      141      194       314        28        87       149       314
                                              -------------------------------------------------------------------------------
                                               B       97      136      186       299        27        83       142       299
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Value Portfolio              A       99      141      195       316        29        88       150       316
                                              -------------------------------------------------------------------------------
                                               B       97      137      187       301        27        83       143       301
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus U.S. Government Securities Portfolio   A       97      138      189       305        27        85       145       305
                                              -------------------------------------------------------------------------------
                                               B       96      134      182       290        26        80       137       290
-----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio          A       99      142      196       319        29        89       152       319
                                              -------------------------------------------------------------------------------
                                               B       97      138      189       304        27        84       144       304
-----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Growth Stock Portfolio           A       99      143      197       321        29        89       153       321
                                              -------------------------------------------------------------------------------
                                               B       98      138      190       306        28        85       145       306
-----------------------------------------------------------------------------------------------------------------------------
Endeavor Opportunity Value Portfolio           A      101      149      207       339        31        95       162       339
                                              -------------------------------------------------------------------------------
                                               B       99      144      199       325        29        91       155       325
-----------------------------------------------------------------------------------------------------------------------------
Endeavor Enhanced Index Portfolio              A      102      153      214       354        32        99       169       354
                                              -------------------------------------------------------------------------------
                                               B      101      149      207       339        31        95       162       339
-----------------------------------------------------------------------------------------------------------------------------
Endeavor Select 50 Portfolio                   A      104      159      224       372        34       105       179       372
                                              -------------------------------------------------------------------------------
                                               B      103      155      216       358        33       101       172       358
-----------------------------------------------------------------------------------------------------------------------------
Endeavor High Yield Portfolio                  A      102      153      214       354        32        99       169       354
                                              -------------------------------------------------------------------------------
                                               B      101      149      207       339        31        95       162       339
-----------------------------------------------------------------------------------------------------------------------------
WRL Growth Portfolio                           A       98      140      193       312        28        87       148       312
                                              -------------------------------------------------------------------------------
                                               B       97      136      185       297        27        82       141       297
-----------------------------------------------------------------------------------------------------------------------------
The Dow Target 10 Subaccount                   A      102      153      214       354        32        99       169       354
                                              -------------------------------------------------------------------------------
                                               B      101      149      207       339        31        95       162       339
-----------------------------------------------------------------------------------------------------------------------------
The Dow Target 5 Subaccount                    A      102      153      214       354        32        99       169       354
                                              -------------------------------------------------------------------------------
                                               B      101      149      207       339        31        95       162       339
=============================================================================================================================

  The above table is intended to assist the Owner in understanding the costs and expenses that will be borne, directly or indirectly. These include the 1997 expenses of the Underlying Funds, except amounts shown for the Endeavor Select 50 Portfolio, the Endeavor High Yield Portfolio, The Dow Target 10 and The Dow Target 5 are estimates for 1998. (See "CHARGES AND DEDUCTIONS," p. 45, and the Underlying Funds' prospectuses.) In addition to the expenses listed above, premium taxes may be applicable.

  THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS PURELY HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. The figures and data for underlying fund annual expenses have been provided by the underlying funds and while PFL does not dispute these figures, PFL has not independently verified their accuracy.

  In these examples, the $35 Annual Service Charge is reflected as a charge of 0.0436% based on an estimated average Policy Value of $80,328. Normally, the $35 Service Charge would be waived if the Premium Payment(s) less partial withdrawals, or the Policy Value is at least $50,000. However, it was included in these examples for illustrative purposes.

  FAMILY INCOME PROTECTOR RIDER FEE. The risk assumed by PFL associated with the Family Income Protector prior to annuitization is that the annuity benefits payable under the Family Income Protector are greater than the annuity benefits that would have been payable had the Owner selected another annuity benefit permitted by the Policy. To compensate PFL for this risk, PFL charges an annual Family Income Protector rider fee. Prior to annuitization, the Family Income Protector rider fee is deducted from the Policy Value on each Policy Anniversary and upon the termination of the Family Income Protector. The amount of the Family Income Protector rider fee is equal to the rider fee percentage multiplied by the Minimum Annuitization Value on the previous Policy Anniversary. The rider fee percentage currently is 0.30%; PFL may, at its discretion, change this rider fee percentage in the future but it will never be greater than 0.50%, and once the Family Income Protector rider is added to your Policy, the rider fee percentage will not vary during the life of that Family Income Protector rider. The Family Income Protector rider fee is deducted from each investment option in proportion to the amount of Policy Value in each subaccount.

  The Family Income Protector rider fee for any given Policy Anniversary will be waived if the Policy Value on that Policy Anniversary exceeds the fee waiver threshold multiplied by the Minimum Annuitization Value. The fee waiver threshold is currently one and one-half times the Minimum Annuitization Value; PFL may, at its discretion, change the fee waiver threshold in the future, but it will never be greater than two and one-half times the Minimum Annuitization Value, and once the Family Income Protector rider is added to your Policy, the fee waiver threshold will not vary during the life of that Family Income Protector rider. The Family Income Protector rider fee will not be deducted after annuitization.

  STABILIZED PAYMENT FEE.  Upon annuitization under the Family Income
Protector, a "stabilized payment" fee will be imposed to reflect PFL's additional risk from the guaranteed minimum stabilized payments. PFL bears substantial market risk in connection with the guaranteed minimum stabilized payments since PFL guarantees that the annuity payments will never be less than the initial payment regardless of the investment performance of the subaccounts you select. This market risk is in addition to the mortality and expense risk already borne by PFL. The stabilized payment fee is currently 1.25%; PFL may, at its discretion, change this stabilized payment fee in the future but it will never be greater than 2.25%, and once the Family Income Protector rider is added to your Policy, the stabilized payment fee will not vary during the life of that Family Income Protector rider. The stabilized payment fee is included in the "Mortality and Expense Risk Fee and Administration Charge after the Election Date" percentage set forth on page one of the Family Income Protector rider.

  TERMINATION. The Family Income Protector is irrevocable. You have the option not to use the Family Income Protector but there will be no refund of any fees paid for the Family Income Protector. The Family Income Protector will terminate upon the earliest of annuitization using either the Minimum Annuitization Value or Policy Value, upgrade of Minimum Annuitization Value to Policy Value, termination of the Policy, or 30 days after the Policy Anniversary Focus Fundafter your 94th birthday (or earlier if the laws of your state require an earlier date). However, after an upgrade, a new Family Income Protector rider takes effect, and if annuity payments are begun using the Family Income Protector, then the benefits of guaranteed minimum stabilized payments (and the stabilized payment fee) remain in effect for the life of the Policy.

This filing incorporates by reference the Prospectus and Statement of Additional Information of the Post-Effective Amendment No. 15 filed on April 30, 1998

PART C       OTHER INFORMATION


ITEM 24.     FINANCIAL STATEMENTS AND EXHIBITS

        (a)  Financial Statements

             All required financial statements are included in Part B of this Registration Statement.

        (b)  Exhibits:  The following exhibits are filed herewith:

             (1)  (a)  Resolution of the Board of Directors of PFL Life
                       Insurance Company authorizing establishment of the Mutual Fund Account. Note 1.

                  (b)  Authorization Changing Name of the Mutual Fund Account.
                       Note 9.


             (2)       Not Applicable.

             (3)  (a)  Principal Underwriting Agreement by and between PFL Life
                       Insurance Company, on its own behalf and on the behalf of the Mutual Fund Account, and MidAmerica Management Corporation. Note 3.

                (a)(1) Principal Underwriting Agreement by and between PFL Life
                       Insurance Company, on its own behalf and on the behalf of the Mutual Fund Account, and AFSG Securities Corporation.
                       Note 12.

                (a)(2) Termination of Principal Underwriting Agreement by and
                       between AEGON USA Securities, Inc., formerly known as MidAmerica Management Corporation, and PFL Life Insurance Company on its own behalf and on the behalf of PFL Endeavor Variable Annuity Account. Note 14.

                  (b) Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 12.
             (4)  (a)  Form of Policy for the Endeavor Variable Annuity. Note 3.

                  (b)  Form of Policy Endorsement (Required Distributions). Note
                       3.

                  (c)  Form of Policy Endorsement (Death Benefits). Note 4.

                  (d)  Form of Policy Endorsement (Nursing Care). Note 7.

                  (e)  Form of Policy Endorsement (Death Benefit). Note 8.

                  (f)  Form of Policy for the Endeavor Variable Annuity. Note
                       10.

                  (g)  Form of Policy Endorsement (Nursing Care). Note 10.

                  (h)  Form of Policy for the Endeavor FI Variable Annuity.
                       Note 11.

                  (i)  Form of Policy Endorsement for the Endeavor FI (Nursing
                       Care).  Note 11

                  (j) Form of Policy Endorsement for the Endeavor Variable Annuity. (Nursing Care) Note 11.

                  (k)  Form of Policy for the Endeavor Variable Annuity.
                       Note 12.

                  (l) Form of Policy Endorsement (New Separate Accounts and Annuity Commencement Date). Note 12.

                  (m) Form of Policy Endorsement for the PFL Endeavor Variable Annuity and the PFL Endeavor ML Variable Variable Annuity
                       (GMIB) Note 14.


             (5)  (a)  Form of Application for the Endeavor Variable Annuity.
                       Note 11.

                  (b)  Form of Application for the Endeavor FI Variable Annuity.
                       Note 11.

                  (c) Form of Application for the Endeavor ML Variable Annuity. Note 11.

                  (d) Form of Application for the PFL Endeavor Variable Annuity. Note 12.

                  (e) Form of Application for the PFL Endeavor Variable Annuity. Note 14.

                  (f) Form of Application for the PFL Endeavor ML Variable Annuity. Note 14.

             (6)  (a)  Articles of Incorporation of PFL Life Insurance Company.
                       Note 3.

                  (b)  Bylaws of PFL Life Insurance Company. Note 3.

             (7)       Not Applicable.

             (8)  (a)  Participation Agreement by and between PFL Life Insurance
                       Company and Endeavor Series Trust. Note 3.

                  (b)  Participation Agreement with WRL Series Fund, Inc. Note
                       5.

                  (c) Administrative Services Agreement by and between PFL Life Insurance Company and State Street Bank and Trust Company (assigned to Vantage Computer Systems, Inc.). Note 2.

                  (d) Amendment and Assignment of Administrative Services Agreement. Note 3.

                  (e)  Second Amendment to Administrative Services Agreement.
                       Note 4.

                  (f) Termination Notice of Administrative Services Agreement by and between PFL Life Insurance Company and Vantage Computer Systems, Inc. Note 10.

                  (g) Participation Agreement by and between PFL Life Insurance Company and Merrill Lynch Asset Management L.P. for the Endeavor ML Variable Annuity Note 11.

                  (h) Amendment to Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust.
                       Note 11.

             (9)  (a)  Opinion and Consent of Counsel. Note 2.

                  (b)  Consent of Counsel. Note 2.

             (10) (a)  Consent of Independent Auditors. Note 13.

                  (b)  Opinion and Consent of Actuary. Note 14.

             (11)      Not Applicable.

             (12)      Not Applicable.

             (13)      Performance Data Calculations. Note 7.

             (14) Powers of Attorney (P.S. Baird, W.L. Busler, D.C. Kolsrud, R.J. Kontz). Note 6. (Craig D. Vermie) Note 9. (Brenda K. Clancy) Note 10. Larry N. Norman Note 14.

     Note 1. Filed with the initial filing of this Form N-4 Registration Statement (File No. 33-33085 on January 23, 1990.

     Note 2. Filed with Pre-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 33-33085) on April 9, 1990.

     Note 3. Filed with Post-Effective Amendment No. 2 to this Form N-4 Registration Statement (File No. 33-33085) on April 1, 1991.

     Note 4. Filed with Post-Effective Amendment No. 3 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1992.

     Note 5. Filed with Post-Effective Amendment No. 5 to this Form N-4 Registration Statement (File No. 33-33085) on April 30, 1993.

     Note 6. Filed with Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 33-33085) on January 28, 1994.

     Note 7. Filed with Post-Effective Amendment No. 7 to this Form N-4 Registration Statement (File No. 33-33085) on March 29, 1994.

     Note 8. Filed with Post-Effective Amendment No. 10 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 1995.

     Note 9. Filed with Post-Effective Amendment No. 11 to this Form N-4 Registration Statement (File No. 33-33085) on April 24, 1996.

     Note 10. Filed with Post-Effective Amendment No. 12 to this Form N-4 Registration Statement (File No. 33-33085) on February 28, 1997.

     Note 11. Filed with Post-Effective Amendment No. 13 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1997.

     Note 12. Filed with Post-Effective Amendment No. 14 to this Form N-4 Registration Statement (File No. 33-33085) on February 27, 1998.

     Note 13. Filed with Post-Effective Amendment No. 15 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1998.

     Note 14.     Filed Herewith.

ITEM 25.     DIRECTORS AND OFFICERS OF THE DEPOSITOR

                                           PRINCIPAL POSITIONS
NAME AND                                     AND OFFICES WITH
BUSINESS ADDRESS                                DEPOSITOR
----------------                                ---------
       William L. Busler                   Director, Chairman of
       4333 Edgewood Road, N.E.            the Board and President
       Cedar Rapids, IA 52499

       Patrick S. Baird                    Director, Senior Vice President
       4333 Edgewood Road, N.E.            and Chief Operating
       Cedar Rapids, IA 52499              Officer

       Craig D. Vermie                     Director
       4333 Edgewood Road, N.E.            Vice President,
       Cedar Rapids, IA 52499              Secretary, and General
                                           Counsel

       Douglas C. Kolsrud                  Director, Senior Vice President,
       4333 Edgewood Road, N.E.            Chief Investment Officer
       Cedar Rapids, IA 52499              and Corporate Actuary

       Robert J. Kontz                     Vice President and
       4333 Edgewood Road, N.E.            Corporate Controller
       Cedar Rapids, IA 52499

       Larry N. Norman                     Director and Executive
       4333 Edgewood Road, N.E.            Vice President
       Cedar Rapids, IA 52499

       Brenda K. Clancy                    Vice President
       4333 Edgewood Road, N.E.            Treasurer and Chief
       Cedar Rapids, IA 52499              Financial Officer

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


                                        Jurisdiction of       Percent of Voting
Name                                    Incorporation         Securities Owned                     Business
----                                    -------------         ----------------                     --------
AEGON N.V.                              Netherlands           53.63% of Vereniging                 Holding company
                                        Corporation           AEGON Netherlands
                                                              Membership Association

Groninger Financieringen B.V.           Netherlands           100% of AEGON N.V.                   Holding company
                                        Corporation           Netherlands Corporation

AEGON Netherland N.V.                   Netherlands           100% of AEGON N.V.                   Holding company
                                        Corporation           Netherlands Corporation

AEGON Nevak Holding B.V.                Netherlands           100% of AEGON N.V.                   Holding company
                                        Corporation           Netherlands Corporation

AEGON International N.V.                Netherlands           100% of AEGON N.V.                   Holding company
                                        Corporation           Netherlands Corporation

Voting Trust                            Delaware                                                   Voting Trust
Trustees:
K.J. Storm
Donald J. Shepard
H.B. Van Wijk
Dennis Hersch

AEGON U.S. Holding                      Delaware              100% of Voting Trust                 Holding company
Corporation

Short Hills Management                  New Jersey            100% of AEGON U.S.                   Holding company
Company                                                       Holding Corporation

CORPA Reinsurance                       New York              100% of AEGON U.S.                   Holding company
Company                                                       Holding Corporation

AEGON Management                        Indiana               100% of AEGON U.S.                   Holding company
Company                                                       Holding Corporation

RCC North America Inc.                  Delaware              100% of AEGON U.S.                   Holding company
                                                              Holding Corporation

AEGON USA, Inc.                         Iowa                  100% AEGON U.S.                      Holding company
                                                              Holding Corporation

AUSA Holding Company                    Maryland              100% AEGON USA, Inc.                 Holding company

Monumental General Insurance            Maryland              100% AUSA Holding Co.                Holding company
Group, Inc.

Trip Mate Insurance Agency, Inc.        Kansas                100% Monumental General              Sale/admin. of travel
                                                              Insurance Group, Inc.                insurance

Monumental General                      Maryland              100% Monumental General              Provides management srvcs.
Administrators, Inc.                                          Insurance Group, Inc.                to unaffiliated third party
                                                                                                   administrator

Executive Management and                Maryland              100% Monumental General              Provides actuarial consulting
Consultant Services, Inc.                                     Administrators, Inc.                 services

Monumental General Mass                 Maryland              100% Monumental General              Marketing arm for sale of
Marketing, Inc.                                               Insurance Group, Inc.                mass marketed insurance
                                                                                                   coverages

Diversified Investment                  Delaware              100% AUSA Holding Co.                Registered investment advisor
Advisors, Inc.

Diversified Investors Securities        Delaware              100% Diversified Investment          Broker-Dealer
Corp.                                                         Advsiors, Inc.

AEGON USA Securities, Inc.              Iowa                  100% AUSA Holding Co.                Broker-Dealer

Supplemental Ins. Division, Inc.        Tennessee             100% AUSA Holding Co.                Insurance

Creditor Resources, Inc.                Michigan              100% AUSA Holding Co.                Credit insurance

CRC Creditor Resources                  Canada                100% Creditor Resources, Inc.        Insurance agency
Canadian Dealer Network Inc.

AEGON USA Investment                    Iowa                  100% AUSA Holding Co.                Investment advisor
Management, Inc.

AEGON USA Realty                        Iowa                  100% AUSA Holding Co.                Provides real estate
Advisors, Inc.                                                                                     administrative and real
                                                                                                   estate investment services

Quantra Corporation                     Delaware              100% AEGON USA Realty                Real estate and financial
                                                              Advisors, Inc.                       software production and sales

Quantra Software Corporation            Delaware              100% Quantra Corporation             Manufacture and sell
                                                                                                   mortgage loan and security
                                                                                                   management software

Landauer Realty Advisors, Inc.          Iowa                  100% AEGON USA Realty                Real estate counseling
                                                              Advisors, Inc.

Landauer Associates, Inc.               Delaware              100% AEGON USA Realty                Real estate counseling
                                                              Advisors, Inc.

Realty Information Systems, Inc.        Iowa                  100% AEGON USA Realty                Information Systems for
                                                              Advisors, Inc.                       real estate investment
                                                                                                   management

AEGON USA Realty                        Iowa                  100% AEGON USA                       Real estate management
Management, Inc                                               Realty Advisors, Inc.

USP Real Estate Investment Trust        Iowa                  21.89% First AUSA Life Ins. Co.      Real estate investment trust
                                                              13.11% PFL Life Ins. Co.
                                                              4.86% Bankers United Life
                                                              Assurance Co.

Cedar Income Fund, Ltd.                 Iowa                  16.73% PFL Life Ins. Co.             Real estate investment trust
                                                              3.77%   Bankers United Life
                                                                      Assurance Company
                                                              3.38%   Life Investors Co. of America
                                                              1.97%   AEGON USA Realty Advisors, Inc.
                                                               .18%   First AUSA Life Ins. Co.

RCC Properties Limited                  Iowa                  AEGON USA Realty Advisors,           Limited Partnership
Partnership                                                   Inc. is General Partner and 5%
                                                              owner.

AUSA Financial Markets, Inc.            Iowa                  100% AUSA Holding Co.                Marketing

Endeavor Investment Advisors            California            49.9% AUSA Financial                 General Partnership
                                                              Markets, Inc.

Universal Benefits Corporation          Iowa                  100% AUSA Holding Co.                Third party administrator

Investors Warranty of                   Iowa                  100% AUSA Holding Co.                Provider of automobile
America, Inc.                                                                                      extended maintenance
                                                                                                   contracts

Massachusetts Fidelity Trust Co.        Iowa                  100% AUSA Holding Co.                Trust company

Money Services, Inc.                    Delaware              100% AUSA Holding Co.                Provides financial counseling
                                                                                                   for employees and agents of
                                                                                                   affiliated companies

Zahorik Company, Inc.                   California            100% AUSA Holding Co.                Broker-Dealer

ZCI, Inc.                               Alabama               100% Zahorik Company, Inc.           Insurance agency

AEGON Asset Management                  Delaware              100% AUSA Holding Co.                Registered investment advisor
Services, Inc.

Intersecurities, Inc.                   Delaware              100% AUSA Holding Co.                Broker-Dealer

ISI Insurance Agency, Inc.              California            100% Intersecurities, Inc.           Insurance agency

ISI Insurance Agency                    Ohio                  100% ISI Insurance Agency, Inc.      Insurance agency
of Ohio, Inc.

ISI Insurance Agency                    Texas                 100% ISI Insurance Agency, Inc.      Insurance agency
of Texas, Inc.


ISI Insurance Agency                    Massachusetts         100% ISI Insurance Agency Inc.       Insurance Agency
of Massachusetts, Inc.

Associated Mariner Financial            Michigan              100% Intersecurities, Inc.           Holding co./management
Group, Inc.                                                                                        services

Mariner Financial Services, Inc.        Michigan              100% Associated Mariner              Broker/Dealer
                                                              Financial Group, Inc.

Mariner Planning Corporation            Michigan              100% Mariner Financial               Financial planning
                                                              Services, Inc.

Associated Mariner Agency, Inc.         Michigan              100% Associated Mariner              Insurance agency
                                                              Financial Group, Inc.

Associated Mariner Agency               Hawaii                100% Associated Mariner              Insurance agency
of Hawaii, Inc.                                               Agency, Inc.

Associated Mariner Ins. Agency          Massachusetts         100% Associated Mariner              Insurance agency
of Massachusetts, Inc.                                        Agency, Inc.

Associated Mariner Agency               Ohio                  100% Associated Mariner              Insurance agency
Ohio, Inc.                                                    Agency, Inc.

Associated Mariner Agency               Texas                 100% Associated Mariner              Insurance agency
Texas, Inc.                                                   Agency, Inc.

Associated Mariner Agency               New Mexico            100% Associated Mariner              Insurance agency
New Mexico, Inc.                                              Agency, Inc.

Mariner Mortgage Corp.                  Michigan              100% Associated Mariner              Mortgage origination
                                                              Financial Group, Inc.

Idex Investor Services, Inc.            Florida               100% AUSA Holding Co.                Shareholder services

Idex Management, Inc.                   Delaware              50% AUSA Holding Co.                 Investment advisor
                                                              50% Janus Capital Corp.

IDEX II Series Fund                     Massachusetts         Various                              Mutual fund





First AUSA Life Insurance               Maryland              100% AEGON USA, Inc.                 Insurance holding company
Company

AUSA Life Insurance                     New York              100% First AUSA Life                 Insurance
Company, Inc.                                                 Insurance Company

Life Investors Insurance                Iowa                  100% First AUSA Life Ins. Co.        Insurance
Company of America

Bankers United Life                     Iowa                  100% Life Investors Ins.             Insurance
Assurance Company                                             Company of America


Life Investors Agency                   Iowa                  100% Life Investors Ins.             Marketing
Group, Inc.                                                   Company of America

PFL Life Insurance Company              Iowa                  100% First AUSA Life Ins. Co.        Insurance

AEGON Financial Services                Minnesota             100% PFL Life Insurance Co.          Marketing
Group, Inc.

AEGON Assignment Corporation            Kentucky              100% AEGON Financial                 Administrator of structured
                                                              Services Group, Inc.                 settlements

Southwest Equity Life Ins. Co.          Arizona               100% of Common Voting Stock          Insurance
                                                              First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance Co.        Arizona               100% of Common Voting Stock          Insurance
                                                              First AUSA Life Ins. Co.

Western Reserve Life Assurance          Ohio                  100% First AUSA Life Ins. Co.        Insurance
Co. of Ohio

WRL Series Fund, Inc.                   Maryland              Various                              Mutual fund

WRL Investment Services, Inc.           Florida               100% Western Reserve Life            Provides administration for
                                                              Assurance Co. of Ohio                affiliated mutual fund

WRL Investment                          Florida               100% Western Reserve Life            Registered investment advisor
Management, Inc.                                              Assurance Co. of Ohio

Monumental Life Insurance Co.           Maryland              100% First AUSA Life Ins. Co.        Insurance

AEGON Special Markets                   Maryland              100% Monumental Life Ins. Co.        Marketing
Group, Inc.

Monumental General Casualty Co.         Maryland              100% First AUSA Life Ins. Co.        Insurance

United Financial Services, Inc.         Maryland              100% First AUSA Life Ins. Co.        General agency

Bankers Financial Life Ins. Co.         Arizona               100% First AUSA Life Ins. Co.        Insurance

The Whitestone Corporation              Maryland              100% First AUSA Life Ins. Co.        Insurance agency

Cadet Holding Corp.                     Iowa                  100% First AUSA Life                 Holding company
                                                              Insurance Company

Commonwealth General                    Delaware              100% AEGON USA                       Holding company
Corporation ("CGC")

PB Series Trust                         Massachusetts         N/A                                  Mutual fund

Monumental Agency Group, Inc.           Kentucky              100%  CGC                            Provider of srvcs. to ins. cos.

Benefit Plans, Inc.                     Delaware              100% CGC                             TPA for Peoples Security Life
                                                                                                   Insurance Company

Durco Agency, Inc.                      Virginia              100% Benefit Plans, Inc.             General agent

Commonwealth General.                   Kentucky              100% CGC                             Administrator of structured
Assignment Corporation                                                                             settlements

Providian Financial Services, Inc.      Pennsylvania          100% CGC                             Financial services

AFSG  Securities Corporation            Pennsylvania          100% CGC                             Broker-Dealer

PB Investment Advisors, Inc.            Delaware              100% CGC                             Registered investment advisor

Diversified Financial Products Inc.     Delaware              100% CGC                             Provider of investment,
                                                                                                   marketing and admin.
                                                                                                   services to ins. cos.

AEGON USA Real Estate                   Delaware              100% Diversified Financial           Real estate and mortgage
Services, Inc.                                                Products Inc..                       holding company

Capital Real Estate                     Delaware              100% CGC                             Furniture and equiment lessor
Development Corporation

Capital General Development             Delaware              100% CGC                             Holding company
Corporation

Commonwealth Life                       Kentucky              100% Capital General                 Insurance company
Insurance Company                                             Development Corporation

Agency Holding I, Inc.                  Delaware              100% Commonwealth Life               Investment subsidiary
                                                              Insurance Company

Agency Investments I, Inc.              Delaware              100% Agency Holding I, Inc.          Investment subsidiary

Peoples Security Life                   North Carolina        100% Capital General                 Insurance company
Insurance Company                                             Development Corporation

Ammest Realty Corporation               Texas                 100% Peoples Security Life           Special purpose subsidiary
                                                              Insurance Company

Agency Holding II, Inc.                 Delaware              100% Peoples Security Life           Investment subsidiary
                                                              Insurance Company

Agency Investments II, Inc.             Delaware              100% Agency Holding II, Inc.         Investment subsidiary

Agency Holding III, Inc.                Delaware              100% Peoples Security Life           Investment subsidiary
                                                              Insurance Company

Agency Investments III, Inc.            Delaware              100% Agency Holding III, Inc.        Investment subsidiary

JMH Operating Company, Inc.             Mississippi           100% Peoples Security Life           Real estate holdings
                                                              Insurance Company

Capital Security Life Ins. Co.          North Carolina        100% Capital General                 Insurance company
                                                              Development Corporation

Independence Automobile                 Florida               100% Capital Security                Automobile Club
Association, Inc.                                             Life Insurance Company

Independence Automobile                 Georgia               100% Capital Security                Automobile Club
Club, Inc.                                                    Life Insurance Company

Capital 200 Block Corporation           Delaware              100% CGC                             Real estate holdings

Capital Broadway Corporation            Kentucky              100% CGC                             Real estate holdings

Southlife, Inc.                         Tennessee             100% CGC                             Investment subsidiary

Ampac Insurance Agency, Inc.            Pennsylvania          100% CGC                             Provider of management
(EIN 23-1720755)                                                                                   support services

National Home Life Corporation          Pennsylvania          100% Ampac Insurance                 Special-purpose subsidiary
                                                              Agency, Inc.

Compass Rose Development                Pennsylvania          100% Ampac Insurance                 Special-purpose subsidiary
Corporation                                                   Agency, Inc.

Association Consultants, Inc.           Illinois              100% Ampac Insurance                 TPA license-holder
                                                              Agency, Inc.

Valley Forge Associates, Inc.           Pennsylvania          100% Ampac Insurance                 Furniture & equipment lessor
                                                              Agency, Inc.

Veterans Benefits Plans, Inc.           Pennsylvania          100% Ampac Insurance                 Administator of group
                                                              Agency, Inc.                         insurance programs

Veterans Insurance Services, Inc.       Delaware              100% Ampac Insurance                 Special-purpose subsidiary
                                                              Agency, Inc.

Financial Planning Services, Inc.       Dist. Columbia        100% Ampac Insurance                 Special-purpose subsidiary
                                                              Agency, Inc.

Providian Auto and Home                 Missouri              100% CGC                             Insurance company
Insurance Company

Academy Insurance Group, Inc.           Delaware              100% CGC                             Holding company

Academy Life Insurance Co.              Missouri              100% Academy Insurance               Insurance company
                                                              Group, Inc.

Pension Life Insurance                  New Jersey            100% Academy Insurance               Insurance company
Company of America                                            Group, Inc.

Academy Services, Inc.                  Delaware              100% Academy Insurance               Special-purpose subsidiary
                                                              Group, Inc.

Ammest Development Corp. Inc.           Kansas                100% Academy Insurance               Special-purpose subsidiary
                                                              Group, Inc.

Ammest Insurance Agency, Inc.           California            100% Academy Insurance               General agent
                                                              Group, Inc.

Ammest Massachusetts                    Massachusetts         100% Academy Insurance               Special-purpose subsidiary
Insurance Agency, Inc.                                        Group, Inc.

Ammest Realty, Inc.                     Pennsylvania          100% Academy Insurance               Special-purpose subsidiary
                                                              Group, Inc.

Ampac,  Inc.                            Texas                 100% Academy Insurance               Managing general agent
                                                              Group, Inc.

Ampac Insurance Agency, Inc.            Pennsylvania          100% Academy Insurance               Special-purpose subsidiary
(EIN 23-2364438)                                              Group, Inc.

Data/Mark Services, Inc.                Delaware              100% Academy Insurance               Provider of mgmt. services
                                                              Group, Inc.

Force Financial Group, Inc.             Delaware              100% Academy Insurance               Special-purpose subsidiary
                                                              Group, Inc.

Force Financial Services, Inc.          Massachusetts         100% Force Fin. Group, Inc.          Special-purpose subsidiary

Military Associates, Inc.               Pennsylvania          100% Academy Insurance               Special-purpose subsidiary
                                                              Group, Inc.

NCOA Motor Club, Inc.                   Georgia               100% Academy Insurance               Automobile club
                                                              Group, Inc.

NCOAA Management Company                Texas                 100% Academy Insurance               Special-purpose subsidiary
                                                              Group, Inc.

Unicom Administrative                   Pennsylvania          100% Academy Insurance               Provider of admin. services
Services, Inc.                                                Group, Inc.

Unicom Administrative                   Germany               100%Unicom Administrative            Provider of admin. servcies
Services, GmbH                                                Services, Inc.

Providian Property and Casualty         Kentucky              100% Providian Auto and              Insurance company
Insurance Company                                             Home Insurance Company

Providian Fire Insurance Co.            Kentucky              100% Providian Property              Insurance company
                                                              and Casualty Insurance Co.

Capital Liberty, L.P.                   Delaware              79.2% Commonwealth Life              Holding Company
                                                              Insurance Company
                                                              19.8% Peoples Security Life
                                                              Insurance Company
                                                              1% CGC

Commonwealth General LLC                Turks &               100% CGC                             Special-purpose subsidiary
                                        Caicos Islands

Providian Life and Health               Missouri              3.7% CGC                             Insurance company
Insurance Company                                             15.3% Peoples Security Life
                                                              Insurance Company
                                                              20% Capital Liberty, L.P.
                                                              61% Commonwealth Life
                                                              Insurance Company

Veterans Life Insurance Co.             Illinois              100% Providian Life and              Insurance company
                                                              Health Insurance Company

Peoples Benefit Services, Inc.          Pennsylvania          100% Veterans Life Ins. Co.          Special-purpose subsidiary

First Providian Life and                New York              100% Veterans Life Ins. Co.          Insurance Company
Health Insurance Company

ITEM 27.     NUMBER OF POLICYOWNERS

             As of December 31, 1997, there were 24,869 Owners of the Policies.

ITEM 28.     INDEMNIFICATION

        The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.     PRINCIPAL UNDERWRITER

             AFSG Securities Corporation
             4333 Edgewood Road, N.E.
             Cedar Rapids, IA 52499-0001

             The directors and officers of
             AFSG Securities Corporation
             are as follows:(5)


Larry N. Norman                                 Sarah J. Strange
Director and President                          Director and Vice President

Harvey E. Willis                                Brenda K. Clancy
Vice President and Secretary                    Vice President


Lisa Wachendorf                                 Michael G. Ayers
Compliance Officer                              Treasurer/Controller


Debra C. Cubero                                 Colleen S. Lyons
Vice President                                  Assistant Secretary

Gregory J. Garvin                               John F. Reesor
Vice President                                  Assistant Secretary

Michael F. Lane
Vice President
Anne Spaes
Vice President

_____________________
/5/ The principal business address of each person listed is AFSG Securities Corporation, 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001.

Commissions and Other Compensation Received by Principal Underwriter.

   AEGON USA Securities, Inc., the former broker-dealer, and/or the broker-dealers received $29,678,497.85 from the Registrant during the last fiscal year for its services in distributing the Policies. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.

   Prior to May 1, 1998, AEGON USA Securities, Inc. served as the principal underwriter for the PFL Endeavor VA Separate Account, the PFL Retirement Builder Variable Annuity Account, the PFL Life Variable Annuity Account A, the PFL Wright Variable Annuity Account and the AUSA Endeavor Variable Annuity Account. These accounts are separate accounts of PFL Life Insurance Company or AUSA Life Insurance Company, Inc., life insurance company affiliates of AEGON USA Securities, Inc.. As of May 1, 1998, AFSG Securities Corporation will serve as the principal underwriter for the above named Accounts. AFSG Securities Corporation also serves as principal underwriter for the Separate Account I, Separate Account II, and Separate Account V of Providian Life and Health Insurance Company, and for Separate Account C of First Providian Life and Health Insurance Company.

ITEM 30.     LOCATION OF ACCOUNTS AND RECORDS

             The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by PFL Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

ITEM 31.     MANAGEMENT SERVICES.

             All management Policies are discussed in Part A or Part B.

ITEM 32.     UNDERTAKINGS

             (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

             (b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

             (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to PFL at the address or phone number listed in the Prospectus.

             (d) PFL Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by PFL Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

        PFL represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

STATEMENT PURSUANT TO RULE 6C-7:  TEXAS OPTIONAL RETIREMENT PROGRAM

        PFL and the Mutual Fund Account rely on 17 C.F.R. Sec. 270.6c-7, and represent that the provisions of that Rule have been or will be complied with.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 26th day of August, 1998.


                                             PFL ENDEAVOR VA SEPARATE
                                             ACCOUNT

                                             PFL LIFE INSURANCE COMPANY
                                             Depositor

                                             _________________________________ *
                                             William L. Busler
                                             President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures                                     Title                    Date
---------------------------------  -----------------------------  ----------------

                                *  Director                       August 26 , 1998
_______________________________                                   ----------------
Patrick S. Baird

/s/  Craig D. Vermie               Director                       August 26, 1998
-------------------------------                                   ----------------
Craig D. Vermie

                                *  Director                       August 26, 1998
_______________________________    (Principal Executive Officer)  ----------------
William L. Busler

                                *  Director                       August 26, 1998
_______________________________                                   ----------------
Larry N. Norman

                                *  Director                       August 26, 1998
_______________________________                                   ----------------
Douglas C. Kolsrud

                                *  Vice President and             August 26, 1998
_______________________________    Corporate Controller           ----------------
Robert J. Kontz

/s/  Brenda K. Clancy              Treasurer                      August 26, 1998
---------------------------------                                 ----------------
Brenda K. Clancy

By Brenda K. Clancy and Craig D. Vermie, attorneys in fact.

                                                                REGISTRATION NO.
                                                                        33-33085



                       SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C.  20549


                                _______________


                                    EXHIBITS

                                       TO

                                    FORM N-4

                             REGISTRATION STATEMENT

                                     UNDER

                           THE SECURITIES ACT OF 1933

                                      FOR

                        PFL ENDEAVOR VA SEPARATE ACCOUNT

                                _______________

                                 EXHIBIT INDEX
                                 -------------


EXHIBIT NO.                      Description of Exhibit                       Page No.*
--------------  ---------------------------------------------------------  ---------------
(3)(a)(2)       Termination of Principal Underwriting Agreement by and
                between AEGON USA Securities, Inc., formerly known as
                MidAmerica Management Corporation, and PFL Life
                Insurance Company on its own behalf and on the behalf of
                PFL Endeavor Variable Annuity Account.

(4)(m)          Form of Policy Endorsement for the PFL Endeavor Variable
                Annuity and the PFL Endeavor ML Variable  Annuity (GMIB).

(5)(e)          Form of Application for the PFL Endeavor Variable
                Annuity.

(5)(f)          Form of Application for the PFL Endeavor ML Variable
                Annuity.

(10)(b)         Opinion and Consent of Actuary

(14)            Powers of Attorney








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